Summary of Significant Accounting Policies - Disclosure of Detailed Information About Estimated Useful Lives of Property, Plant and Equipment (Details)	6 Months Ended
Jul. 31, 2020
Leasehold Improvements [Member]
Statement Line Items [Line Items]
Useful lives or depreciation rates, property, plant and equipment	1 - 10 years and where shorter over the lease term
Plant, Furniture, Fittings and Motor Vehicles [Member]
Statement Line Items [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 - 7 years